SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract liabilities, current, beginning	$ 2,937,168	$ 2,154,874	$ 2,154,874	$ 1,665,519
Contract liabilities, current, additions/reclass	1,689,038	2,133,969	2,538,187	1,478,479
Contract liabilities, current, revenue recognized	(557,628)	(1,536,860)	1,755,893	989,124
Contract liabilities, current, ending	4,068,578	2,751,983	2,937,168	2,154,874
Contract liabilities, non-current, beginning	7,340,459	5,818,082	5,818,082	2,687,786
Contract liabilities, non-current, additions/reclass	761,421	1,943,313	2,328,994	4,560,600
Contract liabilities, non-current, revenue recognized	(1,476,186)	(626,848)	806,617	1,430,304
Contract liabilities, non-current, ending	6,625,694	7,134,547	7,340,459	5,818,082
Contract liabilities, beginning	10,277,627	7,972,956	7,972,956	4,353,305
Contract liabilities, additions/reclass	2,450,459	4,077,282	4,867,181	6,039,079
Contract liabilities, revenue recognized	(2,033,814)	(2,163,708)	2,562,510	2,419,428
Contract liabilities, ending	$ 10,694,272	$ 9,886,530	$ 10,277,627	$ 7,972,956